Restructuring and Other Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of restructuring and related costs
The following table summarizes restructuring information by type of cost:

	Workforce reductions	Site closure costs	Other projects	Total
Future restructuring costs expected to be incurred	$14	$—	$—	$14
Cumulative restructuring costs incurred through December 31, 2012	$35	$—	$—	$35

Accrued liability at December 31, 2010	3	—	—	3
Restructuring charges	9	—	—	9
Payments	(4)	—	—	(4)
Accrued liability at December 31, 2011	8	—	—	8
Restructuring charges	23	—	—	23
Payments	(14)	$—	$—	(14)
Balance as of December 31, 2012	$17	$—	$—	$17